TAXATION (Tables)	12 Months Ended
Sep. 30, 2012
TAXATION [Abstract]
Income (Loss) Before Income Taxes From Continuing Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Non - PRC	(5,030)	(6,873)	(1,252)
PRC	4,849	7,039	11,825

	(181)	166	10,573

Current And Deferred Components Of The Income Tax Benefit/(Expense) From Continuing Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Current tax expense	1,044	1,948	2,074
Deferred tax (benefit)/expense	(469)	(977)	526

	575	971	2,600

Reconciliation of The Effective Tax Rate And The Statutory Income Tax Rate Applicable To PRC Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
(Loss)/Income before taxes	(181)	166	10,573

Income tax expense (benefit) computed a applicable tax rates of 25%	(45)	42	2,643
Effect of different tax rates in different jurisdictions	1,224	1,667	255
Non-deductible expenses	223	260	59
Effect of tax holidays	(936)	(860)	(1037)
Effect of valuation allowances	109	(138)	51
Decrease in unrecognized tax benefit balance	-	-	-
Withholding tax on undistributed earnings	-	-	629

	575	971	2,600

Effective income tax rate	(317.68%)	584.94%	24.59%

Aggregate Amount And Per Share Effect of The Tax Holidays

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
The aggregate amount of tax holidays	936	860	1,037

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Components of Deferred Taxes From Continuing Operations

	As of September 30,
	2011	2012
	US$	US$
Current deferred tax assets
Payroll payable	217	291
Accrued expenses	439	524
Allowance for doubtful accounts	822	592
Net operating loss carry-forwards	78	449

Total current deferred tax assets	1,556	1,856

Non-current deferred tax assets
Intangible assets	116	87
Property, plant and equipment	147	146
Net operating loss carry-forwards	670	522

Total non-current deferred tax assets	933	755

Less: valuation allowance	(66)	(117)

Non-current deferred tax assets, net	867	638

Non-current deferred tax liabilities
Intangible assets	199	136
Withholding tax on undistributed earnings	-	634

Total non-current deferred tax liabilities	199	770

Reconciliation of Accrued Unrecognized Tax Benefits

Unrecognized tax benefits
Balance - September 30, 2010	162
Foreign currency adjustment	8

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173